RISK MANAGEMENT - Credit risk model scenarios - Loss allowance (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ (304,853,883)	$ (280,746,878)
Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	10,478,009	10,521,501
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(251,981,889)	(236,970,165)
Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	10,387,285	10,438,261
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(190,129,486)	(176,168,055)
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of financial assets [line items]
Financial assets	10,006,639	10,035,715
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	10,006,639	10,035,715	$ 9,197,514	$ 11,275,612
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	9,902,575	9,944,875
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	9,983,548	9,995,354
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	10,157,126	10,117,504
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(110,756,010)	(102,145,802)
Loans to corporate entities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	5,363,688	5,294,622
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(110,051,750)	(101,753,217)
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	5,362,893	5,294,600	5,492,746	5,854,745
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	5,309,528	5,272,129
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	5,336,949	5,289,159
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	5,430,691	5,341,865
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(704,260)	(392,585)
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	795	22	1,444	2,386
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	2,505	127
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	2,619	126
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	3,029	136
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(57,810,307)	(55,692,165)
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	4,166,018	4,307,446	3,311,912	4,581,004
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	4,118,656	4,246,126
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	4,168,736	4,273,465
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	4,239,720	4,336,939
Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(21,562,412)	(18,106,219)
Mortgages [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	473,315	379,987	352,441	732,407
Mortgages [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	468,275	372,739
Mortgages [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	471,634	378,986
Mortgages [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	480,073	384,902
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(757)	(223,869)
Microcredit [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	3,618	53,660	$ 38,971	$ 105,070
Microcredit [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	3,611	53,754
Microcredit [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	3,610	53,618
Microcredit [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	$ 3,613	$ 53,662